Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities Tables [Abstract]
Schedule of Regulatory Assets and Liabilities [Text Block]
	December 31,
	2011	2010	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$79	$62	Over tariff reset period
Transmission costs, regulatory fees and other	185	82	Over tariff reset period
El Salvador tariff recoveries(2)	108	67	Over tariff reset period
Other(3)	19	1	Various
Total current regulatory assets	391	212

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL and DPL(4)(5)	399	235	Various
Income taxes recoverable from customers(4)(6)	76	66	Various
Brazil tariff recoveries:(1)
Energy purchases	84	18	Over tariff reset period
Transmission costs, regulatory fees and other	86	32	Over tariff reset period
Deferred Midwest ISO costs(7)	80	80	To be determined
Other(3)	122	39	Various
Total noncurrent regulatory assets	847	470
TOTAL REGULATORY ASSETS	$1,238	$682

REGULATORY LIABILITIES
Current regulatory liabilities:
Brazil tariff reset adjustment(8)	$190	$-	To be determined
Efficiency program costs(9)	29	58	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	305	118	Over tariff reset period
Transmission costs, regulatory fees and other	172	71	Over tariff reset period
Other(10)	37	37	Various
Total current regulatory liabilities	733	284

Noncurrent regulatory liabilities:
Asset retirement obligations(11)	649	509	Over life of assets
Brazil special obligations(12)	422	435	To be determined
Brazil tariff recoveries:(1)
Energy purchases	76	69	Over tariff reset period
Transmission costs, regulatory fees and other	64	57	Over tariff reset period
Efficiency program costs(9)	44	54	Over tariff reset period
Other(10)	24	8	Various
Total noncurrent regulatory liabilities	1,279	1,132
TOTAL REGULATORY LIABILITIES	$2,012	$1,416

Schedule of Regulatory Assets by Region [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Latin America	$546	$265
North America	692	417
Total regulatory assets	$1,238	$682

Schedule of Regulatory Liabilities by Region [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Latin America	$1,333	$890
North America	679	526
Total regulatory liabilities	$2,012	$1,416